ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2023
ASSETS AND LIABILITIES HELD FOR SALE
ASSETS AND LIABILITIES HELD FOR SALE

NOTE 40 - ASSETS AND LIABILITIES HELD FOR SALE

The table below shows the assets and liabilities classified as held for sale on December 31, 2023:

	12/31/2023	12/31/2022
Livramento Holding S.A.	—	80,317
Chapada Piauí I	70,561	144,574
Chapada Piauí II	151,411	176,117
Energética Águas da Pedra S.A.	—	286,775
Neoenergia Coelba	—	468
Neoenergia Cosern	—	63
Neoenergia Afluente T	—	45
Candiota	30,977	—
Thermal projects	2,934,192	—
Total Assets	3,187,141	688,359

Livramento Holding S.A.	—	170,448
Thermal projects	274,464	—
Total Liabilities	274,464	170,448

In December 2023, the Company, in order to seek business opportunities to expand and to adjust its investments in a sustainable manner, identified the assessment of alternative strategies for disposal of its natural gas power stations, for the amount of R$ 2,659,728, after recognition of provision in the measurement at fair value of R$ 632,087. See note 35.1.

Additionally, the Company continues its commitment to its plan to sell Chapadas do Piaui I and II, and because of that, using the guidance from IFRS 5 – Non-current asset held for sale and discontinued operation, keep being recorded as an asset. The conclusion of the transaction is expected for March 2024.

Accounting Policy

Non-current assets and groups of assets are classified as held for sale if their book value is recovered mainly through a sale transaction and not through continuous use. This condition is met when the asset (or group of assets) is available for immediate sale in its current situation, subject only to the usual terms for the sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the classification date.

Non-current assets (or the group of assets) classified as intended for sale are measured lower than the book value previously recorded and fair value less cost to sell.